INCOME TAXES (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Non-current deferred tax assets:
Net operating loss carry forward	¥ 94,750	¥ 39,578
Impairment on inventory	1,822	5,626
Impairment on long-term equity investment	356	0
Others	4,644	(20,252)
Non-current deferred income tax assets	101,572	24,952
Valuation allowances	(101,572)	(24,952)
Net non-current deferred income tax assets	¥ 0	¥ 0